Document and Entity Information	May 18, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is filed as an amendment (“Amendment No. 1”) to the Current Report on Form 8-K filed by Ortho Clinical Diagnostics Holdings plc (“Ortho” or the “Company”) with the Securities and Exchange Commission (the “SEC”) on May 18, 2022 (the “Initial Form 8-K”). This Amendment No. 1 is being filed to amend Item 7.01 to correct a typographical error. The information set forth below under Item 7.01 replaces in its entirety the information under Item 7.01 in the Initial Form 8-K.
Document Period End Date	May 18, 2022
Entity Registrant Name	ORTHO CLINICAL DIAGNOSTICS HOLDINGS PLC
Entity Central Index Key	0001828443
Entity Emerging Growth Company	false
Entity File Number	001-39956
Entity Tax Identification Number	98-1574150
Entity Address, Address Line One	1001 Route 202
Entity Address, City or Town	Raritan
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08869
City Area Code	908
Local Phone Number	218-8000
Title of 12(b) Security	Ordinary shares, $0.00001 par value
Trading Symbol	OCDX
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	X0
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false